Accrued expenses payable (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Accrued Expenses Payable

	2018	2017
Accruals and estimations	$4,500	$9,059
Labor related provisions	36,953	44,188
Liability for social security contributions	4,955	6,432
Other	982	642

	$47,390	$60,321